Areas of Significant Judgement and Estimation Uncertainty (Details) - oz				12 Months Ended
	Jun. 05, 2024	May 13, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Stream Arrangement (note 14(a))
Judgements and Estimates [Line Items]
Gold production limit, percentage		2.375%
Contract liability, total amount of gold ounces delivered (ounces)		120,333		1,968	0
Total gold ounces delivered, percentage		1.583%
Greenstone
Judgements and Estimates [Line Items]
Ownership interest in subsidiary		100.00%		20.00%
Notes receivable, option to convert, maximum ownership percentage				19.99%
Versamet
Judgements and Estimates [Line Items]
Proportion of ownership interest in associate	13.40%				20.30%
i-80 Gold
Judgements and Estimates [Line Items]
Proportion of ownership interest in associate			19.95%